Parnassus Growth Equity Fund

Portfolio of Investments as of March 31, 2026 (unaudited)

Equities	Shares	Market Value ($)

Aerospace & Defense (1.7%)

StandardAero Inc.[q]	52,059	1,344,684

Biotechnology (3.0%)

Insmed Inc.[q]	5,570	910,806

Natera Inc.[q]	7,121	1,424,129

		2,334,935

Capital Markets (2.3%)

Ares Management Corp., Class A	7,428	810,395

S&P Global Inc.	2,352	1,000,400

		1,810,795

Chemicals (2.6%)

Linde plc	2,522	1,250,307

The Sherwin-Williams Co.	2,604	834,712

		2,085,019

Diversified Financial Services (3.1%)

Visa Inc., Class A	8,028	2,426,383

Electrical Equipment (4.0%)

GE Vernova Inc.	3,607	3,148,550

Entertainment (2.4%)

Netflix Inc.[q]	19,408	1,866,079

Food & Staples Retailing (1.9%)

Costco Wholesale Corp.	1,507	1,501,620

Health Care Equipment & Supplies (7.0%)

Boston Scientific Corp.[q]	22,510	1,412,502

Edwards Lifesciences Corp.[q]	17,432	1,395,955

Intuitive Surgical Inc.[q]	3,059	1,410,168

Medline Inc., Class Aq	28,536	1,269,852

		5,488,477

Hotels, Restaurants & Leisure (2.5%)

DoorDash Inc., Class Aq	6,296	945,344

Viking Holdings Ltd.[q]	13,700	1,006,676

		1,952,020

Insurance (1.4%)

Brown & Brown Inc.	17,272	1,126,307

Interactive Media & Services (6.5%)

Alphabet Inc., Class A	12,458	3,582,422

Meta Platforms Inc., Class A	2,632	1,505,846

		5,088,268

Equities	Shares	Market Value ($)

IT Services (3.0%)

Cloudflare Inc., Class Aq	6,841	1,411,572

Shopify Inc., Class Aq	7,911	938,403

		2,349,975

Multiline Retail (7.8%)

Amazon.com Inc.[q]	23,160	4,823,533

MercadoLibre Inc.[q]	778	1,345,178

		6,168,711

Pharmaceuticals (4.1%)

Eli Lilly & Co.	3,497	3,216,436

Semiconductors & Semiconductor Equipment (23.8%)

Advanced Micro Devices Inc.[q]	7,271	1,479,139

Applied Materials Inc.	7,164	2,448,584

ASML Holding NV	1,819	2,402,590

Broadcom Inc.	8,967	2,775,376

NVIDIA Corp.	40,171	7,005,822

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,664	2,590,049

		18,701,560

Software (15.6%)

Appfolio Inc., Class Aq	7,247	1,143,722

Microsoft Corp.	16,498	6,107,065

Oracle Corp.	10,314	1,517,293

PTC Inc.[q]	8,454	1,204,610

Salesforce Inc.	4,437	828,255

Synopsys Inc.[q]	3,652	1,447,945

		12,248,890

Technology Hardware, Storage & Peripherals (4.7%)

Apple Inc.	14,677	3,724,876

Trading Companies & Distributors (2.1%)

Ferguson Enterprises Inc.	7,488	1,746,651

Total investment in equities (99.5%)
(cost $70,777,548)		78,330,236

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.6%)

Sumitomo, Tokyo	2.98%	04/01/2026	457,081	457,081

Total short-term securities (0.6%)
(cost $457,081)				457,081

Total securities (100.1%)
(cost $71,234,629)				78,787,317

Other assets and liabilities (-0.1%)				(76,521)

Total net assets (100.0%)				78,710,796

q	This security is non-income producing.

plc	Public Limited Company

NV	Naamloze Vennootschap

ADR	American Depositary Receipt